SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of supplementary financial statement information [Abstract]
Government institutions	$ 33	$ 455
Advance payments	0	91
Other	377	932
Other receivables	$ 410	$ 1,478